Loan Payable to Related Party (Details) (Financial Institution, Investor [Member], Line of Credit [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Line of Credit Facility [Line Items]
Semi-annual principal payment	$ 250	$ 250
Stated interest rate	5.50%	5.50%
Interest rate at period end	5.50%	5.50%	5.50%
Maximum borrowings outstanding for dividend and distribution restrictions	10,360	10,360
Number of consecutive months of positive earnings used to determine dividend and distribution restrictions	6 months	6 months
Principal repayments schedule
2013		500
2014		500
2015		500
2016		9,219
Convertible debentures, net, ending balance		10,719
Cash [Member]
Line of Credit Facility [Line Items]
Compensating balance	$ 1,000	$ 1,000
Maximum [Member]
Line of Credit Facility [Line Items]
Debt service coverage ratio	1.1	1.1
Minimum
Line of Credit Facility [Line Items]
Debt service coverage ratio	1.0	1.0
30 day LIBOR [Member]
Line of Credit Facility [Line Items]
Debt Instrument variable rate basis		30 day LIBOR
Variable interest rate	4.50%	4.50%